RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
		Dec. 31, 2022	Jul. 25, 2022	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Increase (Decrease) in Due to Related Parties						$ 3,884,620	$ 2,754,616
Due from Related Parties, Current		$ 620,603			$ 620,603	$ 620,603		$ 56,269
Outstanding shares percentage		15.77%
Shares issued in consulting agreement, shares						190.2726308
Additional Paid in Capital	[1]	$ 41,912,737			41,912,737	$ 41,912,737		25,660,896
Ecoark Holdings Inc [Member]
Historical costs			$ 12,144,795
Additional Paid in Capital		$ 28,953,510	$ 28,953,510		$ 28,953,510	$ 28,953,510		25,058,733
Series A Preferred Stock [Member]
Shares issued in consulting agreement, shares			1,200
Series A Preferred Stock [Member] | Ecoark Holdings Inc [Member]
Shares issued in consulting agreement, shares			1,200		1,200
Additional Paid in Capital			$ 28,953,510
Subsequent Event [Member]
Revenue from Related Parties				$ 239,425
White River Holdings Corp [Member]
Increase (Decrease) in Due to Related Parties								3,366,022	$ 13,265,294
Additional Paid in Capital								25,660,896	23,907,983
White River Holdings Corp [Member] | Ecoark Holdings Inc [Member]
Additional Paid in Capital								$ 25,058,733	$ 21,582,193
White River Holdings Corp [Member] | Series A Preferred Stock [Member]
Shares issued in consulting agreement, shares			1,200
White River Holdings Corp [Member] | Series A Preferred Stock [Member] | Ecoark Holdings Inc [Member]
Shares issued in consulting agreement, shares								1,200
Atikin Investments LLC [Member] | Chief Executive Officer [Member]
Outstanding shares percentage		6.90%

[1]	On July 25, 2022, White River Holdings Corp. (“Holdings”) acquired White River Energy Corp, then named Fortium Holdings Corp. (the “Company”), in a share exchange. White River Holdings’ parent, Ecoark Holdings, Inc., now known as BitNile Metaverse, Inc. (“Ecoark”), was issued 1,200 shares of Series A convertible preferred stock (“Series A”) of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these interim financial statements. Since the amounts Due to Ecoark were exchanged in the issuance of the preferred shares, these have been reflected in additional paid in capital. The reclassification of amounts due to Ecoark as of March 31, 2022 that were reclassified to additional paid in capital were $25,058,733 and are deemed to have been permanently contributed by Ecoark (see Note 12).